March 31, 2026
2026 Quarterly Report (Unaudited)

Master Investment Portfolio
• International Tilts Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.0%
AGL Energy Ltd.	279,093	$ 1,910,628
APA Group	91,689	631,619
Aristocrat Leisure Ltd.	158,762	5,046,292
Aurizon Holdings Ltd.	94,395	260,579
BHP Group Ltd., Class DI	435,659	15,763,244
Coles Group Ltd.	170,070	2,579,071
Commonwealth Bank of Australia	42,097	4,929,843
Computershare Ltd.	209,880	4,139,352
CSL Ltd.	31,443	3,088,299
Evolution Mining Ltd.	368,260	3,316,075
Fortescue Ltd.	525,782	7,513,215
Glencore PLC	656,761	4,974,225
Macquarie Group Ltd.	63,115	8,965,915
Mirvac Group	59,307	73,277
Orica Ltd.	142,352	2,000,696
Origin Energy Ltd.	10,762	92,609
Perseus Mining Ltd.	46,516	170,422
QBE Insurance Group Ltd.	114,618	1,691,389
REA Group Ltd.(a)	5,884	644,641
Regis Resources Ltd., Registered Shares	322,711	1,529,577
Rio Tinto Ltd.	38,586	4,383,894
Rio Tinto PLC	28,258	2,621,598
Santos Ltd.	198,881	1,088,584
Telstra Group Ltd.	44,786	165,332
Transurban Group	34,947	340,902
Vault Minerals Ltd.	34,825	103,913
Wesfarmers Ltd.	24,705	1,261,338
Westgold Resources Ltd.	70,753	297,659
Woodside Energy Group Ltd.	29,704	705,099
		80,289,287
Austria — 0.2%
Erste Group Bank AG	24,180	2,612,051
OMV AG	480	35,117
		2,647,168
Belgium — 0.5%
Ageas SA	35,634	2,623,126
KBC Group NV	238	29,129
UCB SA	9,593	2,890,340
		5,542,595
Chile — 0.0%
Antofagasta PLC	763	34,216
China — 0.2%
BOC Hong Kong Holdings Ltd.	138,000	761,346
Mobvista, Inc.(b)(c)	131,000	222,257
SITC International Holdings Co. Ltd.	198,000	866,948
Yangzijiang Shipbuilding Holdings Ltd.	4,800	14,258
		1,864,809
Denmark — 1.4%
AP Moller - Maersk A/S, Class A	90	220,368
AP Moller - Maersk A/S, Class B	72	179,847
Danske Bank A/S	13,159	648,509
Genmab A/S(b)	5,422	1,460,261
Novo Nordisk A/S, Class B	136,885	5,009,233
Orsted A/S(b)(c)	6,113	151,596
Pandora A/S	17,471	1,248,720
Security	Shares	Value
Denmark (continued)
Tryg A/S	108,089	$ 2,576,334
Vestas Wind Systems A/S	138,996	4,193,637
		15,688,505
Finland — 0.5%
Elisa OYJ	2,088	101,707
Kone OYJ, Class B	12,529	799,861
Nokia OYJ	342,239	2,745,447
Nordea Bank Abp	5,724	98,562
Sampo OYJ, Class A, A Shares	105,043	1,117,251
Wartsila OYJ Abp	29,078	1,083,097
		5,945,925
France — 10.8%
Air Liquide SA	21,355	4,414,047
AXA SA	367,520	16,888,108
BNP Paribas SA	81,922	7,804,187
Bureau Veritas SA	85,883	2,570,599
Credit Agricole SA	159,543	2,977,765
Danone SA	26,511	2,118,418
Dassault Systemes SE	42,225	854,813
EssilorLuxottica SA	31,686	7,383,634
Ipsen SA	12,118	2,264,656
Legrand SA	4,115	639,284
L’Oreal SA	17,098	6,980,951
LVMH Moet Hennessy Louis Vuitton SE	20,509	11,211,232
Publicis Groupe SA	42,628	3,528,298
Safran SA	52,359	17,133,403
Sanofi SA	176,293	17,024,574
Societe Generale SA	39,104	2,855,253
Thales SA	12,924	3,789,900
TotalEnergies SE	54,015	4,957,178
Vinci SA	53,079	7,967,115
		123,363,415
Germany — 8.1%
adidas AG, Class N	27,688	4,481,490
Allianz SE, Registered Shares	30,452	12,860,440
BASF SE	39,583	2,437,931
Continental AG	14,840	1,035,938
Deutsche Bank AG, Class N, Registered Shares	180,576	5,373,955
Deutsche Boerse AG, Class N	2,749	805,307
Deutsche Post AG, Class N	50,544	2,664,018
Deutsche Telekom AG, Registered Shares	475,858	17,760,575
Fresenius Medical Care AG	43,465	1,969,727
Fresenius SE & Co. KGaA	4,063	210,852
GEA Group AG	15,398	1,104,309
Hannover Rueck SE, Class N	834	262,210
Heidelberg Materials AG	2,779	586,470
Henkel AG & Co. KGaA	1,803	129,510
Jenoptik AG	2	67
Mercedes-Benz Group AG, Class N	423	25,999
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	4,303	2,717,522
Nordex SE(b)	19,694	1,067,266
Rational AG	913	669,823
Rheinmetall AG	2,507	4,228,773
RWE AG	60,354	4,060,545
SAP SE	59,141	10,082,510
Schaeffler AG	11	92
Siemens AG, Class N, Registered Shares	38,783	9,448,862
Siemens Energy AG(b)	47,526	8,195,833

Schedule of Investments (unaudited)(continued)
March 31, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Talanx AG(b)	1,454	$ 180,423
Zalando SE(b)(c)	2,756	67,331
		92,427,778
Hong Kong — 1.9%
AIA Group Ltd.	1,454,000	16,155,863
ASMPT Ltd.	3,700	47,892
CLP Holdings Ltd.	11,000	103,564
Guotai Junan International Holdings Ltd.(a)	170,000	50,847
Jardine Matheson Holdings Ltd.	36,600	2,630,925
Link REIT	22,700	105,210
Power Assets Holdings Ltd.	1,500	11,703
Prudential PLC	827	11,498
Techtronic Industries Co. Ltd.	154,500	2,051,795
WH Group Ltd.(c)	193,000	253,686
Wharf Real Estate Investment Co. Ltd.	4,000	11,641
		21,434,624
Ireland — 0.2%
Kerry Group PLC, Class A	24,491	1,949,967
Israel — 0.9%
Bank Hapoalim BM	117,255	2,753,733
Bank Leumi Le-Israel BM	79,771	1,783,905
Elbit Systems Ltd.	1,269	1,069,908
ICL Group Ltd.	4,447	22,952
Isracard Ltd.	1,271	5,650
Israel Discount Bank Ltd., Class A	66,662	673,136
Mizrahi Tefahot Bank Ltd.	27,507	2,010,118
Nice Ltd.(b)	12,497	1,379,775
Nova Ltd.(b)	1,884	831,990
Tower Semiconductor Ltd.(b)	477	84,370
		10,615,537
Italy — 3.4%
Amplifon SpA(a)	72,940	804,733
Coca-Cola HBC AG, Class DI	2,563	144,372
Enel SpA	779,590	8,523,124
Eni SpA	369,870	10,516,803
Generali	45,236	1,819,913
Intesa Sanpaolo SpA	825,949	4,995,244
Leonardo SpA	22,085	1,502,209
MFE-MediaForEurope NV, Class A	8	24
Poste Italiane SpA(c)	25,413	598,190
Prysmian SpA	10,414	1,229,801
Recordati Industria Chimica e Farmaceutica SpA	15,096	864,375
Saipem SpA(a)	269,623	1,233,619
Snam SpA	78,402	593,929
Terna - Rete Elettrica Nazionale	18,348	209,854
UniCredit SpA	75,484	5,415,508
Unipol Assicurazioni SpA	2,908	67,553
		38,519,251
Ivory Coast — 0.0%
Endeavour Mining PLC	4,895	294,923
Japan — 23.3%
Advantest Corp.	59,200	8,169,993
Aeon Co. Ltd.	6,100	72,931
AGC, Inc.	10,100	357,818
Aisin Corp.	6,000	84,529
ANA Holdings, Inc.	33,100	592,796
Asahi Intecc Co. Ltd.	24,400	521,038
Asahi Kasei Corp.	123,400	1,207,405
BayCurrent Consulting, Inc.	2,200	63,682
Security	Shares	Value
Japan (continued)
Bridgestone Corp.	26,300	$ 548,046
Canon, Inc.	19,700	546,623
Chiba Bank Ltd.	5,300	68,606
Chugai Pharmaceutical Co. Ltd.	1,200	66,178
Dai Nippon Printing Co. Ltd.	42,500	774,349
Daifuku Co. Ltd.	18,200	642,625
Dai-ichi Life Holdings, Inc.	190,400	1,755,867
Daiichi Sankyo Co. Ltd.	157,400	2,815,990
Daikin Industries Ltd.	24,700	2,962,687
Daiwa House Industry Co. Ltd.	221,500	6,949,106
Daiwa Securities Group, Inc.	72,700	688,861
Denso Corp.	250,000	3,134,520
Dentsu Group, Inc.(b)	12,900	221,715
Disco Corp.	100	40,758
ENEOS Holdings, Inc.	802,200	7,227,924
FANUC Corp.	47,200	1,645,247
Fast Retailing Co. Ltd.	3,200	1,264,340
Fujitsu Ltd.	419,500	8,579,052
Hitachi Ltd.	398,800	11,698,993
Horiba Ltd.	12,600	1,473,648
Hoya Corp.	3,100	537,417
ITOCHU Corp.	66,800	849,728
Japan Exchange Group, Inc.	42,400	495,146
Japan Petroleum Exploration Co. Ltd.	3,300	54,354
Japan Post Bank Co. Ltd.	97,000	1,582,091
Japan Post Holdings Co. Ltd.	132,000	1,524,132
Japan Tobacco, Inc.	87,300	3,349,166
Kajima Corp.	45,100	1,720,504
Kansai Electric Power Co., Inc.	133,400	2,217,917
Kao Corp.	46,300	1,802,346
Kawasaki Kisen Kaisha Ltd.	15,800	266,872
KDDI Corp.	82,700	1,408,110
Kioxia Holdings Corp.(b)	4,800	626,880
Kirin Holdings Co. Ltd.	3,400	54,081
Kobe Bussan Co. Ltd.	32,200	696,775
Kyocera Corp.	2,000	30,667
Kyushu Electric Power Co., Inc.	17,100	198,216
LY Corp.	559,600	1,349,269
Mitsubishi Chemical Group Corp.	2,200	12,861
Mitsubishi Corp.	103,100	3,536,945
Mitsubishi Electric Corp.	202,000	6,606,830
Mitsubishi Estate Co. Ltd.	700	19,429
Mitsubishi Gas Chemical Co., Inc.	3,900	91,507
Mitsubishi HC Capital, Inc.	46,600	418,145
Mitsubishi Heavy Industries Ltd.	301,700	8,289,707
Mitsubishi UFJ Financial Group, Inc.	613,300	10,385,573
Mitsui & Co. Ltd.	101,300	3,915,513
Mitsui Chemicals, Inc.	35,800	432,463
Mitsui Fudosan Co. Ltd.	445,400	4,748,159
Mizuho Financial Group, Inc.	135,100	5,469,355
MS&AD Insurance Group Holdings, Inc.	69,900	1,824,080
Murata Manufacturing Co. Ltd.	374,400	8,400,493
NEC Corp.	292,000	7,265,859
NGK Insulators Ltd.	99,600	2,566,954
NH Foods Ltd.	2,400	106,584
Nintendo Co. Ltd.	5,800	331,097
Nippon Electric Glass Co. Ltd.	4,200	161,648
Nippon Yusen KK	2,000	73,469
Nissan Chemical Corp.	300	11,666
Nitto Denko Corp.	95,300	1,906,402
Nomura Holdings, Inc.	163,000	1,283,467
Nomura Real Estate Holdings, Inc.	50,500	327,431
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nomura Research Institute Ltd.	44,300	$ 1,212,386
NSK Ltd.	11,800	83,621
Obayashi Corp.	201,800	4,887,690
Ono Pharmaceutical Co. Ltd.(a)	357,800	5,742,692
ORIX Corp.	63,200	1,875,229
Osaka Gas Co. Ltd.	7,800	315,935
Otsuka Holdings Co. Ltd.	3,200	227,107
Pan Pacific International Holdings Corp.	610,900	3,726,642
Recruit Holdings Co. Ltd.	166,000	7,232,610
Resona Holdings, Inc.	112,900	1,287,935
Ricoh Co. Ltd.	5,000	42,267
Secom Co. Ltd.	41,300	1,573,150
Shimamura Co. Ltd.	400	8,375
Shimizu Corp.	128,500	2,305,432
Shin-Etsu Chemical Co. Ltd.	50,200	2,044,083
Shizuoka Financial Group, Inc.	2,900	48,153
Skylark Holdings Co. Ltd.	2,100	45,269
SoftBank Corp.	2,178,000	2,914,432
SoftBank Group Corp.	155,400	3,783,951
Sompo Holdings, Inc.	48,400	1,884,127
Sony Group Corp.	765,500	15,955,101
Sumitomo Chemical Co. Ltd.(a)	1,501,900	4,859,492
Sumitomo Electric Industries Ltd.	36,000	2,045,522
Sumitomo Mitsui Financial Group, Inc.	276,300	9,084,829
Sumitomo Mitsui Trust Group, Inc.(a)	125,300	3,991,635
Suzuki Motor Corp.	243,300	2,965,516
Sysmex Corp.	54,700	477,032
T&D Holdings, Inc.	24,500	627,556
Taisei Corp.	17,400	1,802,669
Takeda Pharmaceutical Co. Ltd.(a)	51,000	1,878,221
TDK Corp.	246,400	3,200,802
Terumo Corp.	276,000	3,707,991
Tokio Marine Holdings, Inc.	99,800	4,684,705
Tokyo Electron Ltd.	50,100	12,447,392
Tokyo Gas Co. Ltd.	17,700	833,600
Tokyo Ohka Kogyo Co. Ltd.	400	19,574
Tokyo Seimitsu Co. Ltd.	1,300	115,596
Tokyu Fudosan Holdings Corp.	5,600	47,796
Toray Industries, Inc.	1,600	11,396
Tosoh Corp.	2,100	31,216
Toyota Motor Corp.	86,400	1,796,026
Trend Micro, Inc.	20,500	683,400
Unicharm Corp.	285,600	1,674,495
Yokohama Financial Group, Inc.	26,900	240,115
		265,547,398
Luxembourg — 0.0%
SES SA	5	36
Macau — 0.2%
Galaxy Entertainment Group Ltd.	59,000	266,673
Sands China Ltd.	975,600	2,079,332
		2,346,005
Netherlands — 5.6%
Adyen NV(b)(c)	800	800,680
Argenx SE(b)	2,697	1,957,318
ASM International NV	5,093	3,860,252
ASML Holding NV	29,384	39,073,550
ASR Nederland NV	19,762	1,360,551
Heineken Holding NV	11,545	821,615
Heineken NV	184	14,153
ING Groep NV	23,470	609,203
Security	Shares	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV	238,017	$ 11,084,263
Koninklijke Philips NV	48,399	1,323,821
Wolters Kluwer NV, Class C	41,787	3,120,996
		64,026,402
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	16,330	354,091
Meridian Energy Ltd.	22,256	71,244
		425,335
Nigeria — 0.0%
Airtel Africa PLC(c)	12,781	58,938
Norway — 1.5%
Aker BP ASA	81,441	3,010,786
Aker Horizons ASA(b)	1	—
Aker Solutions ASA	13	62
DNB Bank ASA	92,380	2,890,444
Equinor ASA	72,640	3,094,782
Gjensidige Forsikring ASA	595	15,564
Kongsberg Gruppen ASA	121,571	5,182,170
Mowi ASA	65,843	1,497,520
Telenor ASA	88,252	1,552,150
Var Energi ASA	5,424	27,924
		17,271,402
Portugal — 0.4%
EDP SA	838,774	4,438,538
Galp Energia SGPS SA, Class B	4	96
Jeronimo Martins SGPS SA	2,904	69,439
		4,508,073
Singapore — 0.7%
CapitaLand Integrated Commercial Trust	12,500	22,416
DBS Group Holdings Ltd.	78,400	3,488,809
Oversea-Chinese Banking Corp. Ltd.	44,600	763,898
Singapore Technologies Engineering Ltd.	296,400	2,515,616
Singapore Telecommunications Ltd.	404,500	1,554,196
STMicroelectronics NV	858	29,196
		8,374,131
Spain — 4.9%
ACS Actividades de Construccion y Servicios SA	37,424	4,564,057
Amadeus IT Group SA	1,780	101,782
Banco Bilbao Vizcaya Argentaria SA	193,204	4,173,121
Banco Santander SA	1,708,185	19,149,985
Bankinter SA	66,061	1,046,233
CaixaBank SA	62,642	750,931
Enagas SA	18,191	360,387
Iberdrola SA	573,427	13,128,125
Industria de Diseno Textil SA	78,577	4,573,873
Naturgy Energy Group SA	95,975	2,873,157
Repsol SA	54,686	1,539,327
Telefonica SA	951,306	4,162,467
		56,423,445
Sweden — 2.6%
Assa Abloy AB, Class B	104,980	3,794,803
Atlas Copco AB, B Shares	1,873	29,279
Evolution AB(c)	3,330	209,285
H & M Hennes & Mauritz AB, B Shares(a)	28,696	536,869
Hexagon AB, Class B, B shares	190,097	1,850,046
Industrivarden AB, A Shares	3,513	174,969
Saab AB, Class B	46,252	3,027,182
Sandvik AB	155,012	5,958,946
Securitas AB, B Shares	151,702	2,540,693

Schedule of Investments (unaudited)(continued)
March 31, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Skanska AB, B Shares	86,482	$ 2,339,261
Swedish Orphan Biovitrum AB(b)	21,635	906,732
Tele2 AB, Class B, B Shares	186,880	3,867,944
Telefonaktiebolaget LM Ericsson, B Shares	335,453	3,824,243
Telia Co. AB	88,827	455,085
		29,515,337
Switzerland — 6.1%
ABB Ltd., Class N, Registered Shares	224,824	18,279,973
Accelleron Industries AG	6,668	602,695
BKW AG	354	69,795
Chocoladefabriken Lindt & Spruengli AG	22	308,924
Cie Financiere Richemont SA, Class A, Registered Shares	4,733	835,687
DSM-Firmenich AG	31,511	2,253,794
EMS-Chemie Holding AG, Registered Shares	171	134,455
Flughafen Zurich AG, Class N, Registered Shares	185	57,930
Galderma Group AG	275	54,047
Julius Baer Group Ltd., Class N	519	38,174
Logitech International SA, Class N, Registered Shares	39,721	3,688,671
Lonza Group AG, Registered Shares	178	114,190
Nestle SA, Class N, Registered Shares	122,660	12,031,842
Novartis AG, Class N, Registered Shares	77,500	11,895,809
Schindler Holding AG	6,374	2,099,549
Schindler Holding AG, Class N, Registered Shares	1,539	484,712
SGS SA, Registered Shares	15,313	1,613,822
Sonova Holding AG, Registered Shares	5,120	1,167,429
UBS Group AG, Registered Shares	303,134	11,820,224
VAT Group AG(c)	135	84,219
Zurich Insurance Group AG, Class N	2,896	2,046,946
		69,682,887
United Kingdom — 13.5%
Admiral Group PLC	33,331	1,394,094
Anglo American PLC	39,979	1,716,522
AstraZeneca PLC	102,448	20,032,677
Aviva PLC	88,703	711,876
BAE Systems PLC	358,346	10,506,168
Barclays PLC	1,854,645	9,706,256
British American Tobacco PLC	50,578	2,936,498
CK Hutchison Holdings Ltd.	713,000	5,473,002
Compass Group PLC	185,533	5,175,626
Dunelm Group PLC	3	31
Halma PLC	43,104	2,199,631
HSBC Holdings PLC	956,140	15,702,291
IG Group Holdings PLC	50,277	957,398
Imperial Brands PLC	144,512	5,859,644
International Consolidated Airlines Group SA, Class DI	4,240	20,124
Intertek Group PLC	83,213	4,049,058
J Sainsbury PLC(a)	766,838	3,440,806
Legal & General Group PLC	90,410	297,117
Lloyds Banking Group PLC	5,278,877	6,542,820
London Stock Exchange Group PLC	400	47,235
Melrose Industries PLC	5	34
Security	Shares	Value
United Kingdom (continued)
National Grid PLC	9,803	$ 165,476
NatWest Group PLC	830,864	6,154,993
Next PLC	20,013	3,381,172
Reckitt Benckiser Group PLC	17,815	1,197,887
Rolls-Royce Holdings PLC	577,759	8,777,561
Sage Group PLC	350,636	3,929,015
Shell PLC	338,563	15,680,565
Smiths Group PLC	119,233	3,638,539
Standard Chartered PLC	39,469	822,528
Tesco PLC	499,565	3,139,780
Unilever PLC	66,312	3,640,487
Vodafone Group PLC	4,208,500	6,347,896
		153,644,807
United States — 3.5%
BP PLC	851,500	6,664,524
Experian PLC	1,075	37,189
GSK PLC	345,821	9,525,805
Holcim AG	11,607	959,457
InterContinental Hotels Group PLC	24,240	3,196,646
Qiagen NV	227	9,196
Roche Holding AG	38,099	15,204,962
Roche Holding AG, Class BR	3,545	1,468,914
Tenaris SA	79,683	2,329,318
		39,396,011
Total Long-Term Investments — 97.4% (Cost: $982,471,735)		1,111,838,207
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(d)(e)(f)	13,406,957	13,409,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(d)(e)	22,605,625	22,605,625
Total Short-Term Securities — 3.1% (Cost: $36,016,403)		36,015,263
Total Investments — 100.5% (Cost: $1,018,488,138)		1,147,853,470
Liabilities in Excess of Other Assets — (0.5)%		(5,952,134)
Net Assets — 100.0%		$ 1,141,901,336

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Master Portfolio.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
International Tilts Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,226,068	$ 3,186,385 (a)	$ —	$ (1,393)	$ (1,422)	$ 13,409,638	13,406,957	$ 12,134 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,541,098	6,064,527 (a)	—	—	—	22,605,625	22,605,625	260,605	—
				$ (1,393)	$ (1,422)	$ 36,015,263		$ 272,739	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	170	06/19/26	$ 24,659	$ (205,245)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 80,289,287	$ —	$ 80,289,287
Austria	—	2,647,168	—	2,647,168
Belgium	—	5,542,595	—	5,542,595
Chile	—	34,216	—	34,216
China	—	1,864,809	—	1,864,809
Denmark	2,576,334	13,112,171	—	15,688,505

Schedule of Investments (unaudited)(continued)
March 31, 2026
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Finland	$ 1,117,251	$ 4,828,674	$ —	$ 5,945,925
France	—	123,363,415	—	123,363,415
Germany	—	92,427,778	—	92,427,778
Hong Kong	—	21,434,624	—	21,434,624
Ireland	—	1,949,967	—	1,949,967
Israel	—	10,615,537	—	10,615,537
Italy	—	38,519,251	—	38,519,251
Ivory Coast	—	294,923	—	294,923
Japan	3,618,963	261,928,435	—	265,547,398
Luxembourg	—	36	—	36
Macau	—	2,346,005	—	2,346,005
Netherlands	11,084,263	52,942,139	—	64,026,402
New Zealand	—	425,335	—	425,335
Nigeria	—	58,938	—	58,938
Norway	6,734,320	10,537,082	—	17,271,402
Portugal	—	4,508,073	—	4,508,073
Singapore	1,554,196	6,819,935	—	8,374,131
Spain	3,233,544	53,189,901	—	56,423,445
Sweden	—	29,515,337	—	29,515,337
Switzerland	—	69,682,887	—	69,682,887
United Kingdom	3,440,837	150,203,970	—	153,644,807
United States	—	39,396,011	—	39,396,011
Short-Term Securities
Money Market Funds	36,015,263	—	—	36,015,263
	$ 69,374,971	$ 1,078,478,499	$ —	$ 1,147,853,470
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (205,245)	$ —	$ —	$ (205,245)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
Master Portfolio Schedule of Investments